Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Common Stocks – 67 .4%
Communications – 4 .2%
Okta, Inc. * ................................................................... 294 $ 64,806
Technology – 63 .2%
Cloudflare, Inc. , Class A * ....................................................... 1,030 72,368
Crowdstrike Holdings, Inc. , Class A * ............................................... 1,900 346,769
Datadog, Inc. , Class A * ......................................................... 816 68,005
Dropbox, Inc. , Class A * ......................................................... 2,528 67,397
Fastly, Inc. , Class A * ........................................................... 882 59,341
Snowflake, Inc. , Class A * ....................................................... 1,282 293,937
Zscaler, Inc. * ................................................................. 384 65,921
973,738
Total Common Stocks (Cost $ 1,219,028 ) ......................................................... 1,038,544
Exchange-Traded Funds – 24 .3%
Invesco QQQ Trust Series 1
(Cost $ 368,929 ) ............................................................. 1,176 375,297
Number of
Contracts Notional Amount
Purchased Options – 3.1%
Calls – Exchange-Traded – 1.3%
Crowdstrike Holdings, Inc. , June Strike Price $ 310 , Expires 6/18/21 ....... 7 $ 217,000 385
Crowdstrike Holdings, Inc. , January Strike Price $ 310 , Expires 1/21/22 ..... 5 155,000 2,250
Crowdstrike Holdings, Inc. , January Strike Price $ 350 , Expires 1/21/22 ..... 4 140,000 1,136
Crowdstrike Holdings, Inc. , January Strike Price $ 310 , Expires 1/20/23 ..... 6 186,000 9,585
Snowflake, Inc. , May Strike Price $ 540 , Expires 5/21/21 ................. 5 270,000 175
Snowflake, Inc. , August Strike Price $ 500 , Expires 8/20/21 ............... 4 200,000 1,130
Snowflake, Inc. , January Strike Price $ 620 , Expires 1/21/22 .............. 5 310,000 1,550
Snowflake, Inc. , January Strike Price $ 620 , Expires 1/20/23 .............. 4 248,000 4,080
20,291
Puts – Exchange-Traded – 1.8%
Invesco QQQ Trust Series 1 , June Strike Price $ 100 , Expires 6/17/22 ...... 137 1,370,000 6,987
NASDAQ 100 Index , June Strike Price $ 5,000 , Expires 6/18/21 ........... 6 3,000,000 1,230
NASDAQ 100 Index , June Strike Price $ 5,500 , Expires 6/18/21 ........... 4 2,200,000 1,540
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/17/21 ...... 1 700,000 3,000
NASDAQ 100 Index , December Strike Price $ 4,000 , Expires 12/17/21 ..... 5 2,000,000 6,025
NASDAQ 100 Index , March Strike Price $ 7,000 , Expires 3/18/22 .......... 1 700,000 8,218
27,000
Total Purchased Options (Cost $ 128,938 ) .......................................................... 47,291
Shares
Money Market Funds – 5.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.02%(a)
(Cost $ 83,690 ) .............................................................. 83,690 83,690
Total Investments – 100.2%
(Cost $ 1,800,585 ) ........................................................................... $ 1,544,822
Liabilities in Excess of Other Assets – ( 0 .2 ) % ....................................................... (3,342)
Net Assets – 100.0% .......................................................................... $ 1,541,480

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
(Continued)
March 31, 2021 (Unaudited)
2
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 67 .4%
Exchange-Traded Funds ........................................................................... 24 .3%
Purchased Options ............................................................................... 3 .1%
Money Market Funds ............................................................................. 5 .4%
Total Investments ................................................................................ 100 .2%
Liabilities in Excess of Other Assets .................................................................. ( 0 .2 ) %
Net Assets ..................................................................................... 100 .0%